Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Calculation of Earnings (Loss) Per Share, or EPS

The following sets forth the calculation of earnings (loss) per share, or EPS, for the period indicated (in thousands, except per share amounts):

For the Year Ended December 31,
2014
Numerator:
Net income (loss) available to common stockholders	$(784,581)

Denominator:
Weighted average common shares outstanding	192,498

Basic EPS	$(4.08)
Diluted EPS (1)	$(4.08)

(1)

The Company determines the more dilutive of either the two-class method or the treasury stock method for diluted EPS. The restricted common shares were antidilutive due to net losses and excluded from the diluted EPS calculation for the year ending December 31, 2014. There were 202,623 incremental shares excluded from the computation of diluted EPS for the year ending December 31, 2014.

Supplemental EPS [Member]
Summary of Calculation of Earnings (Loss) Per Share, or EPS

The following sets forth the calculation of our supplemental EPS, for the period indicated (in thousands, except per share amounts):

For the Year Ended December 31,
2014
Numerator:
Net income (loss) attributable to Memorial Resource Development Corp.	$(762,851)

Denominator:
Weighted average common shares outstanding	192,498

Basic EPS	$(3.96)
Diluted EPS (1)	$(3.96)

(1)

The Company determines the more dilutive of either the two-class method or the treasury stock method for diluted EPS. The restricted common shares were antidilutive due to net losses and excluded from the diluted EPS calculation for the year ending December 31, 2014. There were 202,623 incremental shares excluded from the computation of diluted EPS for the year ending December 31, 2014.